RESTRICTED NET ASSETS	9 Months Ended
Sep. 30, 2015
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
13.	RESTRICTED NET ASSETS

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries.

As PRC laws and regulations require PRC entities to allocate at least 10% of its annual after-tax income to the general reserve prior to payment of dividends, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Amounts restricted include paid-in capital, statutory reserve funds and net assets of the Company's PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling US$1,004,088 as of September 30, 2015.